T. ROWE PRICE Science & Technology Fund
March 31, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  89.2%
BUSINESS SERVICES  0.4%
Information Services  0.4%
Aestas DBA OpenAI, Class A, Acquisition Date: 10/3/25,
Cost $29,018 (1)(2)(3) 67,484 46,408
Total Business Services 46,408
CONSUMER/RETAIL  0.0%
Consumer Services  0.0%
Think & Learn, Acquisition Date: 12/23/20 - 1/15/21,
Cost $11,621 (INR) (1)(2)(3) 7,289 —
Total Consumer/Retail —
ENERGY  0.3%
Energy  0.3%
Argan  29,300 15,958
Bloom Energy, Class A (2) 10,900 1,477
Vertiv Holdings, Class A  43,900 11,001
Total Energy 28,436
FINANCIAL SERVICES  0.1%
Payments  0.1%
Ramp Business, Class A, Acquisition Date: 11/24/25,
Cost $1,246 (1)(2)(3) 13,848 1,246
Revolut, Acquisition Date: 11/10/25, Cost $6,030 (1)(2)(3) 4,276 6,000
Total Financial Services 7,246
HARDWARE  15.6%
Consumer Electronics  10.3%
Apple  3,955,636 1,003,901
Sandisk (2) 151,300 96,127
1,100,028
Contract Manufacturing  1.0%
Fabrinet (2) 67,680 35,296
Flex (2) 473,300 30,982
Jabil  155,900 41,412
107,690
Electronic Equipment and Components  2.2%
Coherent (2) 152,300 36,279
Delta Electronics (TWD)  248,000 11,182
Littelfuse  17,280 5,864
Lumentum Holdings (2)(4) 138,800 97,543
MKS  196,100 45,066

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
TE Connectivity  36,100 7,546
TTM Technologies (2) 221,900 21,61 7
Vicor (2) 127,100 20,463
245,56 0
Enterprise Hardware  2.1%
Dell Technologies, Class C  223,700 36,716
Hewlett Packard Enterprise  232,338 5,532
Keysight Technologies (2) 187,100 52,832
Seagate Technology Holdings  108,100 42,349
Western Digital  312,700 84,582
222,011
Total Hardware 1,675,2 89
INDUSTRIALS  0.2%
Aerospace & Defense  0.2%
Teledyne Technologies (2) 43,760 26,475
Total Industrials 26,475
INTERNET  12.2%
China Internet Media/Advertising  0.0%
58.com (1)(2) 8,367,978 —
—
U.S. Internet Media/Advertising  12.1%
Alphabet, Class A  1,730,382 497,589
Alphabet, Class C  1,408,077 403,921
AppLovin, Class A (2) 94,440 37,587
Meta Platforms, Class A  636,915 364,398
1,303,495
Total Internet 1,303,495
IT SERVICES  2.7%
Data Centers  0.1%
Applied Digital (2)(4) 312,500 7,419
Whitefiber (2)(4) 93,322 1,111
8,530
IT Services  2.6%
Akamai Technologies (2)(4) 221,600 25,451
Cloudflare, Class A (2) 311,600 64,295
F5 (2) 13,240 3,831
Fastly, Class A (2)(4) 1,116,200 32,437

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
International Business Machines  639,560 155,023
281,037
Total IT Services 289,567
MEDIA & ENTERTAINMENT  0.2%
Video Gaming  0.2%
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $34,498 (1)(2)(3) 53,150 24,723
Total Media & Entertainment 24,723
SEMICONDUCTORS  34.6%
Analog Semiconductors  1.1%
Analog Devices  181,500 57,743
Monolithic Power Systems (4) 40,860 44,674
ON Semiconductor (2) 56,900 3,523
Semtech (2) 89,200 6,859
SiTime (2) 31,120 10,747
123,546
Digital Systems  8.8%
NVIDIA  5,387,236 939,534
939,534
Foundry  1.7%
Taiwan Semiconductor Manufacturing (TWD)  2,635,000 152,394
Tower Semiconductor (2)(4) 157,183 27,582
179,976
Memory  3.2%
Kioxia Holdings (JPY) (2)(4) 280,500 36,63 4
Micron Technology (4) 718,800 242,840
Rambus (2) 16,300 1,402
Samsung Electronics (KRW)  275,170 32,184
SK hynix (KRW)  47,127 26,738
339,79 8
Other Semiconductors  0.1%
Hadrian Automation, Rights, 12/19/26, Acquisition Date:
12/19/25, Cost $— (1)(2)(3) 793,223 2,365
PsiQuantum, Acquisition Date: 12/24/25 - 1/9/26,
Cost $2,818 (1)(2)(3) 88,083 4,694
7,059
Processors  13.0%
Advanced Micro Devices (2) 1,290,500 262,526
Broadcom  2,716,645 840,829
CoreWeave, Class A (2)(4) 141,700 10,978

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Intel (2) 3,341,300 147,452
Lattice Semiconductor (2)(4) 613,400 56,899
Marvell Technology  752,300 74,515
1,393,199
RF Semiconductors  0.3%
Impinj (2) 35,500 3,646
MACOM Technology Solutions Holdings (2) 111,200 24,694
28,340
Semiconductor Capital Equipment  5.8%
Advanced Energy Industries  29,300 9,455
Advantest (JPY)  110,200 15,208
Amkor Technology  415,100 18,692
Applied Materials  433,000 147,995
ASM International (EUR)  38,007 28,807
Chroma ATE (TWD)  316,000 15,163
Disco (JPY) (4) 6,700 2,731
Entegris (4) 119,700 14,034
FormFactor (2) 288,500 27,982
KLA  59,720 87,932
Lam Research  837,900 179,026
Onto Innovation (2) 52,700 10,807
Teradyne  216,200 64,095
621,927
Semiconductor Materials  0.6%
AXT (2)(4) 313,900 17,886
Lightmatter, Acquisition Date: 8/27/25, Cost $10,028 (1)(2)(3) 200,000 17,046
Qnity Electronics  282,400 32,583
67,515
Total Semiconductors 3,700,89 4
SOFTWARE  15.0%
Back-Office Applications Software  0.1%
Intuit  29,120 12,591
12,591
Collaboration and Productivity Software  2.4%
Palantir Technologies, Class A (2) 1,659,100 242,693
ServiceNow (2) 146,200 15,285
257,978
Front-Office Applications Software  0.8%
Salesforce (4) 481,500 89,882
89,882

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Industry-Specific Software  0.9%
Shopify, Class A (2) 773,900 91,800
91,800
Infrastructure and Developer Tool Software  10.3%
Arista Networks (2) 960,120 117,884
Datadog, Class A (2) 93,100 10,990
DigitalOcean Holdings (2)(4) 220,100 18,880
Microsoft  2,119,031 784,402
Oracle  1,065,320 156,719
Snowflake (2) 89,000 13,423
1,102,298
Security Software  0.5%
Crowdstrike Holdings, Class A (2) 111,600 43,570
Palo Alto Networks (2) 95,500 15,310
58,880
Total Software 1,613,429
TELECOM EQUIPMENT  7.1%
Wireless Equipment  1.3%
InterDigital (4) 124,508 37,602
Motorola Solutions  217,320 94,310
Ondas Inc (2)(4) 443,600 4,010
135,922
Wireline Equipment  5.8%
Amphenol, Class A  834,186 105,399
Ciena (2) 290,165 112,651
Cisco Systems  3,749,132 290,895
Corning  565,186 76,848
Viavi Solutions (2)(4) 1,079,700 35,933
621,726
Total Telecom Equipment 757,648
TELECOM SERVICES  0.8%
Rest of The World Telecom  0.0%
AST SpaceMobile (2)(4) 38,500 3,191
3,191
U.S. Cable/Satellite  0.1%
Viasat (2)(4) 128,800 5,899
5,899

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
U.S. Wireless  0.7%
Verizon Communications  1,582,900 79,462
79,462
Total Telecom Services 88,552
Total Common Stocks (Cost $7,176,610) 9,562,162
CONVERTIBLE PREFERRED STOCKS  3.1%
BUSINESS SERVICES  0.3%
Information Services  0.3%
OpenAI, Series A-3, Acquisition Date: 8/15/25, Cost $5,362 (1)
(2)(3) 17,473 12,016
OpenAI, Series C, Acquisition Date: 3/12/26, Cost $10,000 (1)
(2)(3) 14,542 10,000
Perplexity, Series D-1, Acquisition Date: 11/19/24,
Cost $2,000 (1)(2)(3) 60,810 4,229
X.AI, Series E, Acquisition Date: 12/19/25, Cost $10,000 (1)(2)
(3) 132,521 10,000
Total Business Services 36,245
CONSUMER/RETAIL  0.0%
Consumer Services  0.0%
Think & Learn, Series F, Acquisition Date: 12/23/20,
Cost $14,605 (INR) (1)(2)(3) 4,539 —
Total Consumer/Retail —
FINANCIAL SERVICES  0.1%
Payments  0.1%
Airwallex Cayman, Series G, Acquisition Date: 11/21/25,
Cost $5,000 (1)(2)(3) 234,741 5,000
Ramp Business, Series E-3, Acquisition Date: 11/24/25,
Cost $1,754 (1)(2)(3) 19,485 1,754
Total Financial Services 6,754
INDUSTRIALS  0.8%
Aerospace & Defense  0.2%
Hadrian Automation, Series C-2, Acquisition Date: 12/19/25,
Cost $14,587 (1)(2)(3) 793,223 14,587
K2 Space, Series C, Acquisition Date: 11/21/25, Cost $5,999 (1)
(2)(3) 78,020 6,000
20,587
Transportation Technology Services  0.6%
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $25,611 (1)
(2)(3) 298,258 50,325

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Waymo, Series B-2, Acquisition Date: 6/11/21, Cost $9,877 (1)
(2)(3) 107,687 18,331
68,656
Total Industrials 89,243
INTERNET  0.1%
Rest of World Internet Services  0.1%
Rappi, Series E, Acquisition Date: 9/8/20, Cost $33,355 (1)(2)
(3) 558,273 9,921
Rappi, Series F, Acquisition Date: 7/8/21, Cost $10,111 (1)(2)(3) 156,954 2,883
Total Internet 12,804
IT SERVICES  0.3%
Data Centers  0.3%
Crusoe, Series E, Acquisition Date: 10/8/25, Cost $12,000 (1)
(2)(3) 142,843 15,427
Lambda, Series C, Acquisition Date: 12/28/23, Cost $10,000 (1)
(2)(3) 653,313 21,085
Total IT Services 36,512
SEMICONDUCTORS  0.4%
Other Semiconductors  0.0%
PsiQuantum, Series E, Acquisition Date: 3/14/25,
Cost $3,000 (1)(2)(3) 72,946 3,887
3,887
Processors  0.4%
Lambda, Series D-1, Acquisition Date: 1/24/25, Cost $3,000 (1)
(2)(3) 166,578 5,376
Lambda, Series E-2, Acquisition Date: 6/30/25, Cost $7,000 (1)
(2)(3) 252,676 8,155
Lightmatter, Series B-1, Acquisition Date: 12/16/24,
Cost $5,087 (1)(2)(3) 81,714 6,964
Lightmatter, Series D, Acquisition Date: 10/11/24,
Cost $19,974 (1)(2)(3) 248,958 21,219
41,714
Total Semiconductors 45,601
SOFTWARE  1.1%
Back-Office Applications Software  0.1%
Physical Intelligence, Series B, Acquisition Date: 10/24/25,
Cost $3,000 (1)(2)(3) 11,047 5,347
SB Technology, Series E, Acquisition Date: 12/18/24,
Cost $1,550 (1)(2)(3) 90,070 2,979
8,326

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Collaboration and Productivity Software  0.2%
X.AI, Series C, Acquisition Date: 11/22/24, Cost $5,000 (1)(2)(3) 230,946 17,427
17,427
Front-Office Applications Software  0.5%
Anthropic, Series F-1, Acquisition Date: 8/29/25,
Cost $26,959 (1)(2)(3) 191,245 49,559
49,559
Industry-Specific Software  0.0%
Harvey AI Corp, Series F, Acquisition Date: 12/3/25,
Cost $2,000 (1)(2)(3) 80,059 2,424
2,424
Infrastructure and Developer Tool Software  0.3%
Anthropic PBC, Series G-1, Acquisition Date: 2/12/26,
Cost $27,134 (1)(2)(3) 104,708 27,134
27,134
Total Software 104,870
Total Convertible Preferred Stocks (Cost $273,965) 332,029
SHORT-TERM INVESTMENTS  7.1%
Money Market Funds  7.1%
T. Rowe Price Government Reserve Fund, 3.71% (5)(6) 766,907,477 766,907
Total Short-Term Investments (Cost $766,907) 766,907
SECURITIES LENDING COLLATERAL  0.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.0%
Money Market Funds 0.0%
T. Rowe Price Treasury Reserve Fund, 3.68% (5)(6) 4,048,440 4,048
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 4,048

T. ROWE PRICE Science & Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.5%
Money Market Funds 0.5%
T. Rowe Price Treasury Reserve Fund, 3.68% (5)(6) 54,870,458 54,871
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 54,871
Total Securities Lending Collateral (Cost $58,919) 58,919
Total Investments in Securities  99.9%
(Cost $8,276,401) $ 10,720,017
Other Assets Less Liabilities 0.1% 6,500
Net Assets 100.0% $ 10,726,517
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Level 3 in fair value hierarchy.
(2) Non-income producing
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $434,511 and represents 4.1% of net assets.
(4) All or a portion of this security is on loan at March 31, 2026.
(5) Seven-day yield
(6) Affiliated Companies
EUR Euro
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
TWD Taiwan Dollar

T. ROWE PRICE Science & Technology Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.71% $ — $ — $ 1,313
T. Rowe Price Treasury Reserve Fund, 3.68% — — —++
Totals $ —# $ — $ 1,313+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
3/31/26
T. Rowe Price Government
Reserve Fund, 3.71% $ 42  ¤  ¤ $ 766,907
T. Rowe Price Treasury
Reserve Fund, 3.68% 228,549  ¤  ¤ 58,919
Total $ 825,826^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,313 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $825,826.

T. ROWE PRICE Science & Technology Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Science & Technology Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Science &
Technology Fund, Inc. (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Science & Technology Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign

T. ROWE PRICE Science & Technology Fund

markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Science & Technology Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2026. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at March 31, 2026, totaled $62,902,000 for the period ended March 31, 2026.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 9,138,639 $ 321,041 $ 102,482 $ 9,562,162
Convertible Preferred Stocks — — 332,029 332,029
Short-Term Investments 766,907 — — 766,907
Securities Lending Collateral 58,919 — — 58,919
Total $ 9,964,465 $ 321,041 $ 434,511 $ 10,720,017
($000s)
Beginning
Balance
12/31/25
Gain
(Loss)
During
Period
Total
Purchases
Ending
Balance
3/31/26
Investment in Securities
Common Stocks $ 90,197 $ 11,498 $ 787 $ 102,482
Convertible Preferred Stocks 280,625 51,404 — 332,029
Total $ 370,822 $ 62,902 $ 787 $ 434,511

T. ROWE PRICE Science & Technology Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$102,482 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
100% 100% Decrease
Market
comparable
Enterprise
value to sales
multiple
4.6x
- 194.6x
17.6x Increase
Sales growth
rate
104%
- 201%
153% Increase
Enterprise
value to gross
profit multiple
8.1x
- 30.0x
17.0x Increase
Price-to-
earnings
multiple
61.1x 61.1x Increase
Cost of capital 21%
- 38%
34% Decrease
Discount
for lack of
recoverability
-# -# -#
Discount to
public company
multiples
44%
- 74%
57% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
-# -# -#
Risk-free rate 4% 4% Increase

T. ROWE PRICE Science & Technology Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Volatility 56% 56% Increase
Convertible
Preferred
Stocks
$332,029 Recent
comparable
transaction
price(s)
—# -# -# -#
Discount for
uncertainty
10%
- 20%
13% Decrease
Market
comparable
Enterprise
value to sales
multiple
8.1x
- 194.6x
26.9x Increase
Sales growth
rate
104%
-201%
153% Increase
Enterprise
value to gross
profit multiple
30.0x 30.0x Increase
Enterprise
value to gross
merchandise
value multiple
0.3x 0.3x Increase
Price-to-
earnings
multiple
61.1x 61.1x Increase
Cost of capital 21%
- 38%
36% Decrease
Discount
for lack of
recoverability
-# -# -#
Discount to
public company
multiples
44%
- 74%
57% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
-# -# -#

T. ROWE PRICE Science & Technology Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F61-054Q1 03/26
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Risk-free rate 4% 4% Increase
Volatility 55% 55% Increase